Exhibit 99.1

Huntington Auto Trust 2015-1
	Collection Period Beginning Date		8/1/2017
	Collection Period Ending Date		8/31/2017
	Collection Period		27
	Payment Date		9/15/2017

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.395713	$109,731,169.47	$12,862,445.83	$96,868,723.64
(4)	Class A-4 Notes	1.000000	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	1.000000	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	1.000000	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.000000	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance		$210,231,169.47	$12,862,445.83	$197,368,723.64
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$213,981,169.47	$12,862,445.83	$201,118,723.64
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$—	$—
(14)	Class A-3 Notes		1.24000%	$109,731,169.47	$113,388.88
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$210,231,169.47	$263,702.21
	2. AVAILABLE FUNDS
(20)	Interest Collections		$870,401.88
(21)	Principal Collections		$8,214,095.82
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$4,460,433.60
(24)	Liquidation Proceeds		$40,765.59
(25)	Recoveries		$69,098.93
(26)	Investment Earnings		$—
(27)	Total Collections		$13,654,795.82
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$13,654,795.82
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$178,317.64	$178,317.64	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$113,388.88	$113,388.88	$—
(34)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$15,462.08	$15,462.08	$—

(39)	Third Allocation of Principal		$1,612,445.83	$1,612,445.83	$—
(40)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(41)	Fourth Allocation of Principal		$7,500,000.00	$7,500,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$350,330.14	$350,330.14	$—
			$13,654,795.82	$13,654,795.82
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$1,612,445.83
(50)	Fourth Allocation of Principal		$7,500,000.00
(51)	Regular Principal Distribution Amount		$3,750,000.00
(52)	Total Principal		$12,862,445.83
	4. POOL INFORMATION
(53)	Pool Balance		$201,118,724
(54)	Number of Receivables Outstanding		24,607
(55)	Weighted Average Contract Rate		4.85%
(56)	Weighted Average Maturity		30.77
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$1,875,000.00
(58)	Initial Target Over Collateralization Amount		$5,625,000.00
(59)	Target Over Collateralization Amount		$3,750,000.00
(60)	Beginning Period O/C Amount		$3,750,000.00
(61)	Ending Period O/C Amount		$3,750,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$1,875,000.00
(64)	Beginning Reserve Account Balance		$1,875,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings		$—
(67)	Distribute Earnings Collection Account		$—
(68)	Reserve Account Draw Amount		$—
(69)	Reserve Account Excess Amount		$—
(70)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(71)	Realized Losses for Collection Period		$147,064.41	26	$5,656.32
(72)	Recoveries for Collection Period		$69,098.93	82	$842.67
(73)	Net Losses/(Recoveries) for Collection Period		77,965.48
(74)
(75)	Cumulative Losses (net of recoveries) for All Collection Periods		$3,956,271.77
(76)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.52750%

		8/31/2017	7/31/2017	6/30/2017	5/31/2017
(77)	Pool Balance at end of collection period	$201,118,724	$213,981,169	$227,167,533	$241,341,856
(78)	Number of receivables outstanding	24,607	25,577	26,479	27,419
(79)	Average month end Pool Balance	$207,549,947	$220,574,351	$234,254,694	$248,603,590
(80)	Realized Losses for Collection Period	$147,064	$164,660	$145,613	$176,953
(81)	Recoveries for Collection Period	$69,099	$31,262	$82,240	$68,349
(82)	Net Losses/(Recoveries) for Collection Period	$77,965	$133,397	$63,372	$108,604
(83)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.850%	0.896%	0.746%	0.854%
(84)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.451%	0.726%	0.325%	0.524%

(85)	Four month average Net Losses to Average Pool Balance (annualized)	0.505%

		8/31/2017	7/31/2017	6/30/2017	5/31/2017
(86)	Receivables 31-59 Days Delinquent	$2,504,729.56	$2,527,569.96	$2,061,377.67	$2,692,092.38
(87)	$ As % of Ending Pool Balance	1.245%	1.181%	0.907%	1.115%
(88)	# of Receivables	255	256	215	277
(89)	# As % of Ending Pool # of Receivables	1.036%	1.001%	0.812%	1.010%
(90)	Receivables 60-89 Days Delinquent	$436,151.65	$484,292.32	$535,152.10	$513,918.13
(91)	$ As % of Ending Pool Balance	0.217%	0.226%	0.236%	0.213%
(92)	# of Receivables	56	60	54	58
(93)	# As % of Ending Pool # of Receivables	0.228%	0.235%	0.204%	0.212%
(94)	Receivables 90 - 119 Days Delinquent	$244,957.93	$243,946.50	$204,169.60	$198,771.75
(95)	$ As % of Ending Pool Balance	0.122%	0.114%	0.090%	0.082%
(96)	# of Receivables	35	28	27	28
(97)	# As % of Ending Pool # of Receivables	0.142%	0.109%	0.102%	0.102%
(98)	Receivables 120+ Days Delinquent	$75,708.24	$38,300.00	$63,510.58	$108,475.06
(99)	$ As % of Ending Pool Balance	0.038%	0.018%	0.028%	0.045%
(100)	# of Receivables	11	5	6	8
(101)	# As % of Ending Pool # of Receivables	0.045%	0.020%	0.023%	0.029%
(102)	Total Delinquencies	$3,261,547.38	$3,294,108.78	$2,864,209.95	$3,513,257.32
(103)	$ As % of Ending Pool Balance	1.622%	1.539%	1.261%	1.456%
(104)	# of Receivables	357	349	302	371
(105)	# As % of Ending Pool # of Receivables	1.451%	1.365%	1.141%	1.353%
(106)	Total Repossession	$158,905.11	$208,640.71	$234,013.51	$282,225.02
(107)	# of Receivables	20	18	21	25

Name: Kim Taylor
Title: Senior Vice President, Auto Finance CFO
September 12, 2017